Victory Fund for Income Expense Example - MCI [Member] - Victory Fund for Income - Member Class	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	407
Expense Example, with Redemption, 5 Years	760
Expense Example, with Redemption, 10 Years	$ 1,757